Diversified Return International Equity ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE DEVELOPED EX NORTH AMERICA INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	34.16%	8.66%	8.33%
JP MORGAN DIVERSIFIED FACTOR INTERNATIONAL EQUITY INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.42%	8.32%	7.32%
ETF
Prospectus [Line Items]
Average Annual Return, Percent	33.41%	8.02%	7.07%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	31.74%	6.78%	6.18%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.50%	6.01%	5.52%